Derivative Instruments - Terms of Interest Rate Swaps Underlying Swaption (Parenthetical) (Detail) - USD ($)	Oct. 31, 2024	Apr. 30, 2017
Interest Rate Swaption [Member] | Scenario Forecast [Member]
Derivative [Line Items]
Principal amount	$ 85,400,000	$ 155,000,000